Fair Value Measurements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Recurring basis U.S. Commercial paper	Jun. 30, 2013 Recurring basis U.S. Government-sponsored enterprises	Dec. 31, 2013 Recurring basis Level 1	Dec. 31, 2012 Recurring basis Level 1	Dec. 31, 2013 Recurring basis Level 1 U.S. and foreign futures contracts	Dec. 31, 2012 Recurring basis Level 1 U.S. and foreign futures contracts	Dec. 31, 2013 Recurring basis Level 1 Options on futures contracts	Dec. 31, 2013 Recurring basis Level 1 Bank deposits	Dec. 31, 2012 Recurring basis Level 1 U.S. Commercial paper	Dec. 31, 2012 Recurring basis Level 1 U.S. Government-sponsored enterprises	Dec. 31, 2012 Recurring basis Level 1 U.S. Government securities	Dec. 31, 2013 Recurring basis Level 2	Dec. 31, 2012 Recurring basis Level 2	Dec. 31, 2013 Recurring basis Level 2 Forward contracts	Dec. 31, 2012 Recurring basis Level 2 Forward contracts	Dec. 31, 2013 Recurring basis Level 2 Options on forward contracts	Dec. 31, 2012 Recurring basis Level 2 Options on forward contracts	Dec. 31, 2012 Recurring basis Level 2 Bank deposits	Dec. 31, 2013 Recurring basis Level 2 U.S. Commercial paper	Dec. 31, 2013 Recurring basis Level 2 U.S. Government-sponsored enterprises	Dec. 31, 2013 Recurring basis Level 2 Foreign corporate bonds	Dec. 31, 2012 Recurring basis Level 2 Foreign corporate bonds	Dec. 31, 2013 Recurring basis Level 2 U.S. corporate bonds	Dec. 31, 2012 Recurring basis Level 2 U.S. corporate bonds	Dec. 31, 2013 Recurring basis Total	Dec. 31, 2012 Recurring basis Total	Dec. 31, 2013 Recurring basis Total U.S. and foreign futures contracts	Dec. 31, 2012 Recurring basis Total U.S. and foreign futures contracts	Dec. 31, 2013 Recurring basis Total Forward contracts	Dec. 31, 2012 Recurring basis Total Forward contracts	Dec. 31, 2013 Recurring basis Total Options on forward contracts	Dec. 31, 2012 Recurring basis Total Options on forward contracts	Dec. 31, 2013 Recurring basis Total Options on futures contracts	Dec. 31, 2013 Recurring basis Total Bank deposits	Dec. 31, 2012 Recurring basis Total Bank deposits	Dec. 31, 2013 Recurring basis Total U.S. Commercial paper	Dec. 31, 2012 Recurring basis Total U.S. Commercial paper	Dec. 31, 2013 Recurring basis Total U.S. Government-sponsored enterprises	Dec. 31, 2012 Recurring basis Total U.S. Government-sponsored enterprises	Dec. 31, 2013 Recurring basis Total Foreign corporate bonds	Dec. 31, 2012 Recurring basis Total Foreign corporate bonds	Dec. 31, 2013 Recurring basis Total U.S. corporate bonds	Dec. 31, 2012 Recurring basis Total U.S. corporate bonds	Dec. 31, 2013 Recurring basis Total U.S. Government securities	Dec. 31, 2012 Recurring basis Total U.S. Government securities
Fair Value Measurements
Equity in brokers' trading accounts							$ 24,666,418	$ 2,225,736	$ 45,338							$ 735,618	$ 1,444,845	$ 62,744	$ 10,638										$ 24,666,418	$ 2,225,736	$ 735,618	$ 1,444,845	$ 62,744	$ 10,638	$ 45,338
Cash and cash equivalents										4,491,379	183,847,222									17,348,124	143,143,726															4,491,379	17,348,124	143,143,726	183,847,222
Securities owned	242,024,612	358,679,830									25,782,069	266,282,515	9,985,550									157,597,272	17,538,526	14,635,152	56,890,467	41,994,544													25,782,069	157,597,272	266,282,515	17,538,526	14,635,152	56,890,467	41,994,544	9,998,347	9,985,550
Total					29,203,135	488,123,092								385,966,700	75,433,303												415,169,835	563,556,395
Transfer of securities owned from Level 1 to Level 2			$ 15,999,008	$ 228,724,592